Performance Management	Apr. 30, 2026
Mairs & Power Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Growth Fund, a series of Mairs & Power Funds Trust (the Predecessor Growth Fund). The returns presented reflect the historical performance of the Predecessor Growth Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Growth Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Growth Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the
Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2020	17.36%
Lowest Quarter	1st Quarter, 2020	-18.84%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	17.36%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(18.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2025)
Performance Table Narrative	The following table shows how the Fund’s average annual returns before and after taxes for one, five and ten years compare to those of the S&P 500® Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Uses Highest Federal Rate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Average Annual Return, Caption [Optional Text]	Average Annual Total Returns
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.mairsandpower.com
Performance Availability Phone [Text]	800-304-7404
Mairs & Power Balanced Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Balanced Fund, a series of Mairs & Power Funds Trust (the Predecessor Balanced Fund). The returns presented reflect the historical performance of the Predecessor Balanced Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Balanced Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Balanced Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Past Does Not Indicate Future [Text]	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund.
Performance Additional Market Index [Text]	The following table shows how the Fund’s (and the Predecessor Balanced Fund’s) average annual returns before and after taxes for one, five and ten years compare to those of the Mairs & Power Blended Index, the S&P 500® Total Return Index and the Bloomberg U.S. Government/Credit Bond Index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	2nd Quarter, 2020	11.99%
Lowest Quarter	1st Quarter, 2020	-15.13%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.13%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2025)
Performance Table Narrative
The following table shows how the Fund’s (and the Predecessor Balanced Fund’s) average annual returns before and after taxes for one, five and ten years compare to those of the Mairs & Power Blended Index, the S&P 500® Total Return Index and the Bloomberg U.S. Government/Credit Bond Index. The Mairs & Power Blended Index reflects an unmanaged portfolio comprised of 60% of the S&P 500® Total Return Index and 40% of the Bloomberg U.S. Government/Credit Bond Index.
The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Uses Highest Federal Rate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.mairsandpower.com
Performance Availability Phone [Text]	800-304-7404
Mairs & Power Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/Return Bar Chart and Table
Performance Narrative [Text Block]
The following bar chart and table illustrate the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year over a 10-year period. Both the chart and the table assume that all distributions have been reinvested. The Fund is the successor to the Mairs & Power Small Cap Fund, a series of Mairs & Power Funds Trust (the Predecessor Small Cap Fund). The returns presented reflect the historical performance of the Predecessor Small Cap Fund for the periods prior to April 29, 2022. The Fund has adopted the performance of the Predecessor Small Cap Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Predecessor Small Cap Fund (the Reorganization) which occurred on April 29, 2022. Prior to the Reorganization, the Fund had not commenced operations. Visit the Fund’s website at www.mairsandpower.com, or call 800-304-7404 for current performance figures. Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance of the Fund, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table illustrate the risks of investing in the Fund.
Performance Additional Market Index [Text]	The following table shows how the Fund’s average annual returns before and after taxes for one year, five and ten years compare to those of the S&P 500® Total Return Index and the Russell 2000 Total Return Index.
Bar Chart [Heading]	Calendar Year Return as of December 31
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:

Highest Quarter	4th Quarter, 2020	27.06%
Lowest Quarter	1st Quarter, 2020	-29.16%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	27.06%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(29.16%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns(For the periods ended December 31, 2025)
Performance Table Narrative	The following table shows how the Fund’s average annual returns before and after taxes for one year, five and ten years compare to those of the S&P 500® Total Return Index and the Russell 2000 Total Return Index. The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Performance Table Uses Highest Federal Rate	The unaudited after-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred or other tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (“IRA”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.mairsandpower.com
Performance Availability Phone [Text]	800-304-7404